Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share	The following table presents reconciliations of the numerators of the basic and diluted per share computations:
For the years ended December 31,	2023	2022	2021
Net income (loss) attributable to Telesat Corporation Shares	$157,118	$(23,764)	$92,532
Effect of diluted securities	15,486	—	—
Diluted net income (loss) attributable to Telesat Corporation Shares	$172,604	$(23,764)	$92,532

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share	The following table presents reconciliations of the denominators of the basic and diluted per share computations:
	2023	2022	2021
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,417,290	12,311,264	45,168,650
Effect of diluted securities
Stock options	51,617	—	422,326
RSUs	1,435,113	—	1,029,519
DSUs	91,587	—	—
PSUs	292,614	—	—
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	15,288,221	12,311,264	46,620,495